Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory
Finished goods	$ 4,200	$ 2,600
Inventory, non-current	0	462
Prepayment made for manufacturing services	6,653	$ 11,030
Prepayments made to a CMO for manufacturing services	300
Prepayments made to a CMO For Other Research And Development Pipeline Program	$ 6,400